STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Income	$ 361,059	$ (776,129)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust account	(2,777)
Day one loss in PIPE Derivative Liability		1,108,709
Change in fair value of warrant liabilities	(1,120,738)	(1,332,022)
Change in fair value of PIPE Derivative Liability		(43,412)
Changes in operating assets and liabilities:
Prepaid expenses	(432,591)	432,591
Accrued expenses	69,002	289,255
Net cash used in operating activities	(1,126,045)	(321,008)
Cash Flows from Investment Activities:
Cash withdrawn from Trust Account in connection with redemption		70,573,278
Reinvest interest earned on marketable securities held in trust account		(217,210)
Investment of cash in Trust Account	(80,000,000)	(188,700)
Net cash provided by (used in) investing activities	(80,000,000)	70,167,368
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor	25,000
Proceeds from sale of Units in initial public offering, net of underwriting discounts paid	78,400,000
Redemption of ordinary shares subject to possible redemption		(70,573,278)
Proceeds from sale of Private Placement Warrants	3,400,000
Proceeds from promissory note - due to sponsor	129,602	662,000
Repayment of promissory note - due to sponsor	(129,602)
Payment of offering costs	(458,249)
Net cash (used in) provided by financing activities	81,366,751	(69,911,278)
Net Change in Cash	240,706	(64,918)
Cash - Beginning of period		240,706
Cash - End of period	240,706	175,788
Non-Cash investing and financing activities:
Accretion to ordinary shares subject to redemption	$ 6,793,210	$ 308,687